SHARE BASED PAYMENTS - Schedule of Stock Option Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of options
Outstanding as of January 1, 2020	9,883,440
Granted	0		0
Exercised	0
Forfeited	(133,330)
Expired	(3,210,110)
Options outstanding as of December 31, 2020	6,540,000	9,883,440
Options vested and expected to vest as of December 31, 2020	6,540,000
Options exercisable as of December 31, 2020	4,152,490
Weighted average exercise price per option
Outstanding as of January 1, 2020	$ 0.66
Granted	0.00
Exercised	0.00
Forfeited	0.24
Expired	1.14
Outstanding as of December 31, 2020	0.44	$ 0.66
Options vested and expected to vest as of December 31, 2020	0.44
Options exercisable as of December 31, 2020	0.53
Weighted average grant-date fair value
Outstanding as of January 1, 2020	0.61
Granted	0.00
Exercised	0.00
Forfeited	0.24
Expired	1.14
Outstanding as of December 31, 2020	0.35	$ 0.61
Options vested and expected to vest as of December 31, 2020	0.35
Options exercisable as of December 31, 2020	$ 0.53
Weighted average remaining contractual terms
Outstanding	2 years 6 months 11 days	2 years 7 months 24 days
Options vested and expected to vest as of December 31, 2020	2 years 6 months 11 days
Options exercisable as of December 31, 2020	2 years 2 months 12 days
Aggregate intrinsic value
Outstanding	$ 0	$ 3,324
Options vested and expected to vest as of December 31, 2020	0
Options exercisable as of December 31, 2020	$ 0